UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: January 31, 2022

Item 1. Reports to Stockholders.

(a)

Annual Report

January 31, 2022

Volshares Large Cap ETF

Ticker: VSL

Volshares Large Cap ETF

Volshares Large Cap ETF

Letter to Shareholders

(Unaudited)

Dear Shareholders:

On behalf of the Volshares portfolio management team, I would like to express our appreciation for your continued confidence in the Volshares Large Cap ETF (“Volshares” or the “Fund” or “VSL”). Over the last twelve months the Fund’s net asset value underperformed the Volshares Large Cap Index (the “Index”) by 1.59% despite posting a positive return of 9.43%. The following information pertains to the fiscal period from February 1, 2021, through January 31, 2022 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the Index. The Index is designed to track the performance of twenty-five large capitalization stocks, utilizing a proprietary stock selection model.

For the current fiscal period, the Fund gained 8.34% in market value and 9.43% in net asset value versus a gain of 23.29% for the S&P 500® Index. The Fund’s Index gained 11.02% during the current fiscal period. Calendar year to date returns were -10.57% in market value and -10.67% in net asset value versus -5.17% for the S&P 500® Index and -10.87% for the Fund’s Index. Over the most recent three-month period the Fund returned -7.91% in market value and -7.89% in net asset value versus -1.61% for the S&P 500® Index and -7.75% for the Fund’s Index.

In times of outsized volatility, such as those seen over the past year with market conditions responding to an unprecedented global pandemic, political unrest and direct, retail activism, VSL’s model uses a formulaic approach that seeks to filter out noise and identify those securities most likely to outperform under the tenet of short-term reversal. VSL’s approach is built to combat idiosyncratic situations, broader market turndowns and issues in trade timing over the long run with scheduled, active turnover - in the aggregate this has continued to support the empiric, statistical research VSL was born out of.

VSL seeks to outperform traditional large cap ETFs and indices by utilizing a sophisticated proprietary quantitative trading algorithm which incorporates market sentiment and short-term price movements while the trading methodology aims to minimize short term capital gains. We appreciate your investment in VSL.

Sincerely,

Harry Gobora
President
Revolution Capital Advisors, LLC, Adviser to the Fund

Volshares Large Cap ETF

Letter to Shareholders
(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus. Past performance is not a guarantee of future results.

All investments involve risk. Principal loss is possible. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy. The Fund may trade all or a significant portion of the securities in its portfolio in connection with each weekly reconstitution of its Index. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. The Fund is not actively managed, and the Fund’s adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund builds its portfolio by looking for companies that exhibit low volatility characteristics, but also demonstrate price momentum that could deliver above average returns.

The Fund uses the Revolution Model, which analyzes the market sentiment for each company in the starting universe of the 500 largest companies based on the proximity of each company’s opening and closing prices to their mean, and its volatility to identify the most attractive securities in terms of their potential for short-term appreciation relative to their expected volatility with an emphasis on RVIX “realized volatility” and market sentiment.

Revolution’s methodology ranks the 500 large cap stocks based on low volatility and market sentiment as measured by the average weekly prices, which are run through our algorithm. The twenty-five stocks with the lowest model scores are selected each week for purchase. These stocks are given an equal weighting of four percent (4%) allocation in the portfolio.

The Fund’s benchmark is the S&P 500® Index (TR) “Total Return”, the index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. It is not possible to invest directly in an index.

Volshares Large Cap Index - Construction of the Index begins with the constituents of the Solactive US Large Cap Index (the “Equity Universe”), generally the 500 largest U.S.-listed common stocks and real estate investment trusts (“REITs”). The opening and closing prices for each company in the Equity Universe are utilized by the Revolution Model to identify the twenty-five companies with a combination of the highest likelihood of appreciation over the next one-week period and the lowest volatility compared to traditional market capitalization-based equity indexes.

Fund holdings and sector allocations are subject to change at any time and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

The Volshares Large Cap ETF is distributed by Quasar Distributors, LLC.

Volshares Large Cap ETF

Performance Summary

(Unaudited)

Growth of $10,000

Average Annual Returns January 31, 2022	1 Year	3 Years	Since Inception (2/22/2018)
Volshares Large Cap ETF – NAV	9.43%	19.85%	15.54%
Volshares Large Cap ETF – Market	8.34%	19.80%	15.48%
Volshares Large Cap Index	11.02%	21.17%	16.75%
S&P 500® Index	23.29%	20.71%	15.95%

This chart illustrates the performance of a hypothetical $10,000 investment made on February 22, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance current to the most recent month-end can be obtained by calling (484-328-3067). Gross expense ratio in the 5/31/21 prospectus is 0.65%.

Volshares Large Cap ETF

Portfolio Allocation

As of January 31, 2022 (Unaudited)

Sector	Percentage of Net Assets
Consumer, Non-Cyclical (a)	38.9%
Utilities	23.4
Communications	7.9
Financial	7.8
Industrial	7.6
Technology	4.2
Consumer, Cyclical	3.8
Energy	3.8
Short-Term Investments	2.6
Other Assets in Excess of Liabilities (b)	0.0
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

Volshares Large Cap ETF

Schedule of Investments

January 31, 2022

Shares	Security Description	Value
	COMMON STOCKS — 97.4%
	Communications — 7.9%
5,930	Comcast Corporation - Class A	$296,441
5,603	Verizon Communications, Inc.	298,247
		594,688
	Consumer, Cyclical — 3.8%
5,787	Walgreens Boots Alliance, Inc.	287,961

	Consumer, Non-Cyclical — 38.9% (a)
2,382	Abbott Laboratories	303,610
1,287	Amgen, Inc.	292,329
1,126	Becton Dickinson and Company	286,162
2,890	Church & Dwight Company, Inc.	296,659
1,218	Constellation Brands, Inc. - Class A	289,580
4,334	CoStar Group, Inc. (b)	304,073
1,074	Danaher Corporation	306,938
4,217	General Mills, Inc.	289,624
4,409	Kellogg Company	277,767
7,943	Kraft Heinz Company	284,359
		2,931,101
	Energy — 3.8%
16,415	Kinder Morgan, Inc.	284,964

	Financial — 7.8%
3,269	Equity Residential	290,058
824	Public Storage	295,429
		585,487
	Industrial — 7.6%
966	Rockwell Automation, Inc.	279,387
1,941	Waste Management, Inc.	292,004
		571,391
	Technology — 4.2%
1,803	Apple, Inc.	315,128

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

Schedule of Investments
January 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.4% (Continued)
	Utilities — 23.4%
4,941	Alliant Energy Corporation	$295,768
3,224	American Electric Power Company, Inc.	291,450
4,628	Edison International	290,592
3,375	Eversource Energy	302,029
9,790	PPL Corporation	290,567
4,286	Southern Company	297,834
		1,768,240
	TOTAL COMMON STOCKS (Cost $7,233,281)	7,338,960

	SHORT-TERM INVESTMENTS — 2.6%
192,846	First American Government Obligations Fund - Class X, 0.03% (c)	192,846
	TOTAL SHORT-TERM INVESTMENTS (Cost $192,846)	192,846
	TOTAL INVESTMENTS — 100.0% (Cost $7,426,127)	7,531,806
	Other Assets in Excess of Liabilities — 0.0% (d)	2,287
	NET ASSETS — 100.0%	$7,534,093

Percentages are stated as a percent of net assets.
(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of January 31, 2022.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

Statement of Assets and Liabilities

January 31, 2022

ASSETS
Investments in securities, at value (Cost $7,426,127)	$7,531,806
Dividends and interest receivable	6,549
Total assets	7,538,355

LIABILITIES
Management fees payable	4,262
Total liabilities	4,262

NET ASSETS	$7,534,093

Net Assets Consist of:
Paid-in capital	$8,068,418
Total distributable earnings (accumulated deficit)	(534,325)
Net assets	$7,534,093

Net Asset Value:
Net assets	$7,534,093
Shares outstanding ^	200,000
Net asset value, offering and redemption price per share	$37.67

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

Statement of Operations

For the Year Ended January 31, 2022

INCOME
Dividends	$187,621
Interest	70
Total investment income	187,691

EXPENSES
Management fees	75,177
Total expenses	75,177

Net investment income (loss)	112,514

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	420,701
Change in unrealized appreciation (depreciation) on investments	131,670
Net realized and unrealized gain (loss) on investments	552,371
Net increase (decrease) in net assets resulting from operations	$664,885

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

Statements of Changes in Net Assets

	Year Ended January 31, 2022	Year Ended January 31, 2021
OPERATIONS
Net investment income (loss)	$112,514	$47,191
Net realized gain (loss) on investments	420,701	(713,548)
Change in unrealized appreciation (depreciation) on investments	131,670	165,346
Net increase (decrease) in net assets resulting from operations	664,885	(501,011)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(671,981)	(111,238)
Total distribution to shareholders	(671,981)	(111,238)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	21,159,325	4,005,457
Payments for shares redeemed	(16,415,910)	(9,015,558)
Net increase (decrease) in net assets derived from capital share transactions (a)	4,743,415	(5,010,101)
Net increase (decrease) in net assets	$4,736,319	$(5,622,350)

NET ASSETS
Beginning of year	$2,797,774	$8,420,124
End of year	$7,534,093	$2,797,774

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	500,000	125,000
Shares redeemed	(375,000)	(325,000)
Net increase (decrease)	125,000	(200,000)

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended January 31,				Period Ended January 31,
	2022	2021	2020		2019 (1)
Net asset value, beginning of year/period	$37.30	$30.62	$25.21		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.41	0.39	0.40		0.42
Net realized and unrealized gain (loss) on investments (3)	3.32	7.55	5.77	(4)	0.23
Total from investment operations	3.73	7.94	6.17		0.65

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.61)	(0.23)	(0.34)		(0.44)
From net realized gains	(2.75)	(1.03)	(0.42)		—
Total distributions to shareholders	(3.36)	(1.26)	(0.76)		(0.44)

Net asset value, end of year/period	$37.67	$37.30	$30.62		$25.21

Total return	9.43%	26.34%	24.51	%(6)	2.63	%(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$7,534	$2,798	$8,420		$630

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65%	0.65%	0.65%		0.65	%(7)
Net investment income (loss) to average net assets	0.97%	1.25%	1.32%		1.78	%(7)
Portfolio turnover rate (8)	4,781%	4,591%	4,467%		4,434	%(5)

(1)	Commencement of operations on February 22, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Includes a $0.02 gain per share derived from payment from Adviser.
(5)	Not annualized.
(6)

During the year the Fund had an index tracking error resulting in a loss to the Fund of $1,500, which was subsequently reimbursed to the Fund by the Adviser. The total return for the period would have been 24.42% before the reimbursement.

(7)	Annualized.
(8)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

Notes to Financial Statements

January 31, 2022

NOTE 1 – ORGANIZATION

Volshares Large Cap ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before expenses and fees, of the Volshares Large Cap Index (the “Index”). The Fund commenced operations on February 22, 2018.

The end of the reporting period for the Fund is January 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended January 31, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 —

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,338,960	$—	$—	$7,338,960
Short-Term Investments	192,846	—	—	192,846
Total Investments in Securities	$7,531,806	$—	$—	$7,531,806

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Continued)

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Continued)

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to treatment of in-kind transactions. During the current fiscal period, the following table shows the reclassification made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(27,010)	$27,010

During the fiscal year ended January 31, 2022, the Fund realized $27,010 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Revolution Capital Advisors, LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operation of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Rosenblatt Global Advisors, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses,

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Continued)

and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.

For the year ended January 31, 2022, the Fund paid brokerage commissions of $98,705 on trades of securities to Rosenblatt Securities, Inc., an affiliate of the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $517,505,413 and $518,242,417, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $20,731,617 and $15,995,727, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of January 31, 2022 were as follows:

Tax cost of Investments	$7,596,522
Gross tax unrealized appreciation	$159,712
Gross tax unrealized depreciation	(224,428)
Net tax unrealized appreciation (depreciation)	(64,716)
Undistributed long-term capital gains	244
Other accumulated gain (loss)	(469,853)
Distributable earnings (accumulated deficit)	$(534,325)

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Continued)

The difference between the cost basis for financial statements and federal income tax purposes is due primarily to wash sales.

As of January 31, 2022, the Fund deferred, on a tax-basis, post-October capital losses of $469,853 and no late-year ordinary losses.

As of January 31, 2022, the Fund had no short-term or long-term capital loss carryforward. The Fund utilized $464,172 of short-term capital loss carryfoward.

The tax character of distributions paid by the Fund during the year ended January 31, 2022 was $671,981 of ordinary income.

The tax character of distributions paid by the Fund during the year ended January 31, 2021 was $111,130 of ordinary income and $108 of long-term capital gain.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Continued)

the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Volshares Large Cap ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Volshares Large Cap ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Volshares Large Cap ETF (the “Fund”), a series of ETF Series Solutions, as of January 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the four periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2022, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
March 31, 2022

Volshares Large Cap ETF

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	60	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Partner and Manager Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	60	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	60	Independent Trustee, PPM Funds (3 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	60	None

Volshares Large Cap ETF

Trustees and Officers

(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Michael D. Barolsky Born: 1981	Vice President	Indefinite term; since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012–2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018).
Elizabeth B. Scalf Born: 1985	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2021	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Vice President and Assistant CCO, Heartland Advisors, Inc. (2016–2017); Vice President and CCO, Heartland Group, Inc. (2016).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018–2019); Law Student (2016–2019).

Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).
Cynthia L. Andrae Born: 1971	Deputy Chief Compliance Officer	Indefinite term; since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).

Volshares Large Cap ETF

Trustees and Officers

(Unaudited) (Continued)

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.volsharesetfs.com.

Volshares Large Cap ETF

Expense Example

For the Six-Months Ended January 31, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During the Period (1)
Actual	$1,000.00	$937.00	$3.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.93	$3.31

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.65%, multiplied by the average account value during the period, multiplied by 184/365 to reflect the one-half year period.

Volshares Large Cap ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Volshares Large Cap ETF

Approval of Advisory Agreement & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 19-20, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Revolution Capital Advisors, LLC (f/k/a Whitford Asset Management, LLC) (the “Adviser”) and the Trust, on behalf of Volshares Large Cap ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Additionally, a representative from the Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Advisory Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration form, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

Volshares Large Cap ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION

(Unaudited) (Continued)

The Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, sub-adviser oversight, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively managed fund. The Board noted that the Adviser was the index provider for the Fund. The Board considered that, because the Adviser is the index provider, the Adviser may have certain conflicts of interest with respect to its management of the index, but noted that the Adviser had adopted policies and procedures to mitigate such conflicts, had retained an unaffiliated third party to calculate and maintain the index, and had retained a sub-adviser to manage the Fund’s portfolio on a day-to-day basis. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that information regarding the Fund’s performance for various time periods had been included in the Materials. The Board considered the Fund’s past investment performance, including for periods ended September 30, 2021. Because the Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which the Fund tracked its index before fees and expenses. The Fund’s underlying index is the Volshares Large Cap Index, which tracks the performance of 25 large-cap U.S.-listed companies based on a quantitative, volatility-based algorithm. The Board noted that, for the one-year, three-year, and since inception periods, the Fund underperformed its underlying index, before fees and expenses.

The Board also considered that for the one-year period, the Fund underperformed the S&P 500 Index, which provides an indication of the performance of the overall U.S. stock market, while for the three-year and since inception periods, the Fund outperformed the S&P 500 Index. The Board further noted that, for the one-year period, the Fund underperformed the median for the other funds in the universe of U.S. Large Blend ETFs as reported by Morningstar (collectively, the “Category Peer Group”).

The Board also considered the Fund’s performance relative to its competitors identified by the Adviser at the Board’s request based on an analysis of third-party publications based on the Fund’s classification, asset class, or investment style (the “Selected Peer Group”). The Board noted that, for the one- and three-year periods ended September 30, 2021, the Fund’s performance was within the range of performance of the Selected Peer Group.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s expense ratio, the full amount of which was the “unified fee” described below, and compared the Fund’s expense ratio to its Category Peer Group and Selected

Volshares Large Cap ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION

(Unaudited) (Continued)

Peer Group. The Board noted that the expense ratio for the Fund was higher than the median of the Category Peer Group, but was within the range of expense ratios for the Selected Peer Group.

The Board took into consideration that the Adviser would continue to charge a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. In this regard, the Board considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the “unified fee” arrangement. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Volshares Large Cap ETF

Federal Tax Information

(Unaudited)

For the year ended January 31, 2022, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 7.49%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the year ended January 31, 2022 was 7.36%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 81.30%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete Schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.volsharesetfs.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.volsharesetfs.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.volsharesetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.volsharesetfs.com.

(This Page Intentionally Left Blank.)

Adviser and Index Provider

Revolution Capital Advisors, LLC
2001 Market Street, Suite 2500
Philadelphia, Pennsylvania 19103

Sub-Adviser

Rosenblatt Global Advisors, LLC
40 Wall Street, 59th Floor
New York, New York 10005-1304

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53212

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Volshares Large Cap ETF

Symbol – VSL
CUSIP – 26922A495

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 1/31/2022	FYE 1/31/2021
Audit Fees	$ 14,000	$14,000
Audit-Related Fees	$ 0	$0
Tax Fees	$ 3,500	$3,500
All Other Fees	$ 0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 1/31/2022	FYE 1/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 1/31/2022	FYE 1/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/22/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/22/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/22/2022

*	Print the name and title of each signing officer under his or her signature.